Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies
Schedule of useful lives of furniture and fixtures

Furniture, fixtures and equipment	3	to	7	years
Leasehold improvements			7	years or length of lease term, whichever is shorter